INCOME TAXES (Encouragement Of Industry And Capital Investments) (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 27, 2013
Encouragement Of Capital Investments Law [Line Items]
Tax exempt period		10 years
Tax rate for Israeli corporate	26.50%	25.00%	25.00%	24.00%
Amount paid in accordance with the Trapped Profits Law					$ 4,000,000
Approved Enterprise Programs [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax exempt earnings		299,238,000
Tax liability resulting from distribution of earnings		33,981,000
Know-How And Patents [Member]
Encouragement Of Capital Investments Law [Line Items]
Tax benefit amortization period		8 years
Maximum [Member]
Encouragement Of Capital Investments Law [Line Items]
Amount paid in accordance with the Trapped Profits Law					$ 63,700,000